ENTERPRISE-WIDE DISCLOSURE	12 Months Ended
Jul. 31, 2024
Segment Reporting [Abstract]
ENTERPRISE-WIDE DISCLOSURE

NOTE 9 — ENTERPRISE-WIDE DISCLOSURE

The Company follows ASC 280, Segment Reporting, which requires companies to disclose segment data based on how management makes decisions about allocating resources to each segment and evaluates their performances. The Company’s chief operating decision-makers (i.e., the Company’s chief executive officer and his direct assistants, including the Company’s chief financial officer) review financial information presented on a consolidated basis, accompanied by disaggregated information about revenues, cost of revenues, and gross profit by business lines and by regions (Hong Kong, Vietnam, Japan and Singapore) for purposes of allocating resources and evaluating financial performance. There are no segment managers who are held accountable for operations, operating results and plans for levels or components below the consolidated unit level. Based on qualitative and quantitative criteria established by ASC 280, the Company considers itself to be operating within one reportable segment.

Disaggregated information of revenues by business lines are as follows:

	For the year ended
	July 31,
	2024	2023

Electronic Device Hardware Components Sales	$103,382	$294,880
Software and Website Development Services	19,230	10,000
Technical Consulting and Training Services	–	14,470
Software Maintenance and Business Promotion Services	29,276	86,776
Business Consulting Services	144,975	46,283
Global Logistics Services	8,320,402	–
Total revenues	$8,617,265	$452,409

Disaggregated information of revenues by regions are as follows:

	For the year ended
	July 31,
	2024	2023

Hong Kong	$6,637,414	$395,633
Vietnam	953,251	–
Japan	1,025,350	–
Singapore	1,250	56,776
Total revenues	$8,617,265	$452,409